Other Intangible Assets and Goodwill - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2025	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)	1.50%
Other intangible assets	€ 1,606.0	€ 790.4
Impairment loss recognised in profit or loss, intangible assets and goodwill		85.4
Increase (decrease) in intangible assets	815.6
Cumulative depreciation and impairment charges
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(403.4)	(254.0)		€ (116.9)
Impairment loss recognised in profit or loss, intangible assets and goodwill	88.5	83.3
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,009.4	1,044.4		921.0
Additions	573.8	115.2
Miscellaneous | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions		97.1
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	473.3	485.5
In-process R&D | Cumulative depreciation and impairment charges
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(140.5)	(55.1)		0.0
Impairment loss recognised in profit or loss, intangible assets and goodwill	85.4	55.1
In-process R&D | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	613.8	€ 540.6		€ 443.5
Additions	€ 565.1
Biotheus Inc.,
Disclosure of detailed information about intangible assets [line items]
Intangible assets			€ 172.8
Biotheus Inc., | Rights and Other Clinical Pipeline Candidates
Disclosure of detailed information about intangible assets [line items]
Intangible assets			€ 167.7